Deutsche
Asset Management
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Summary Prospectus | December 1, 2016



Deutsche Limited Maturity Quality Income Fund





 CLASS/Ticker    INSTITUTIONAL SHARES   DLTIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutscheliquidity.com/US/ products/fund_facts_prospectus_l2.jsp. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 730-1313 or asking your financial advisor. The prospectus and SAI, both dated December 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide current income consistent with the preservation of capital and liquidity.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                                              0.15
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Distribution/service (12b-1) fees                          None
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Other expenses                                              1.05
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TOTAL ANNUAL FUND OPERATING EXPENSES                        1.20
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Fee waiver/expense reimbursement                            0.85
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TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       0.35
-------------------------------------------------------    -----

The Advisor has contractually agreed through November 30, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.35% for Institutional Shares. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $36       $297       $578    $1,379
---     ---       ----       ----    ------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for the period from October 5, 2015 (commencement of operations) through August 31, 2016: 161%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund seeks to achieve its objective by investing mainly in high quality, short-term, US dollar denominated fixed-income instruments, including obligations of US and foreign banks and financial institutions, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities paying a fixed, variable or floating interest rate. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in high quality, short-term, US dollar denominated fixed-income instruments. For this purpose, high quality shall include short-term fixed-income instruments that are within the fund's credit quality guidelines below. All instruments will be US dollar denominated, although they may be issued by a foreign bank or corporation, or a US affiliate of a foreign bank or corporation, or a foreign government or its agencies. The fund may have significant exposure to obligations of banks and other financial institutions.

The fund may invest no more than 5% of its total assets in any single issuer (other than cash and cash items, US government securities, repurchase agreements collateralized by these same securities, or securities of other investment companies).


CREDIT QUALITY GUIDELINES. The short-term securities purchased by the fund (i) will have one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such security; or (ii) may have no short-term rating, but are deemed by the Advisor to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation. The credit quality guidelines shall be applied at the time of purchase.


MATURITY GUIDELINES. The dollar-weighted average effective portfolio maturity of the fund normally will be 90 days or less. A fund's dollar-weighted average effective portfolio maturity is a dollar-weighted average measure of the maturity of a fund's portfolio securities, taking into account maturity-shortening provisions, such as the date of an instrument's next interest rate reset date or demand features. In determining the dollar-weighted average effective portfolio maturity, portfolio management will generally take into account the earlier of the period remaining until the date on which, in accordance with the terms of the fixed-income instrument, the principal amount must unconditionally be paid, or in the case of a fixed-income instrument called for redemption, the date on which the redemption payment must be made, or the interest rate reset date for variable or floating rate obligations. In addition, the fund will buy individual securities with final maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.


MANAGEMENT PROCESS. Portfolio management will screen potential securities and develop a list of those securities that the fund may purchase based on its investment policies. Portfolio management will weigh such factors as credit quality, economic outlook, market liquidity, and possible interest rate movements in selecting securities to purchase. Portfolio management will buy and hold or sell securities if there is a change in credit quality, economic outlook or market liquidity. Portfolio management may also buy and hold or sell securities to adjust the fund's exposure to interest rate risk, typically seeking to take advantage of a possible rise in interest rates and to preserve yield when interest rates appear likely to fall.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions .


THE FUND IS NOT A "MONEY MARKET FUND," DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE, DOES NOT FOLLOW THE PORTFOLIO QUALITY AND RISK DIVERSIFICATION OR OTHER RISK LIMITING PROVISIONS REQUIRED OF MONEY MARKET FUNDS PURSUANT TO RULE 2A-7 AND DOES NOT QUALIFY FOR THE TAX RELIEF AFFORDED TO MONEY MARKET FUNDS BY THE U.S. TREASURY. Unlike a money market fund, the fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification and liquidity. For example, the fund may: (1) maintain a dollar-weighted average portfolio maturity of greater than 60 calendar days; (2) invest more than 5% of its total assets in illiquid securities; and (3) invest without any minimum daily or weekly liquidity requirements. Therefore, the fund may be subject to greater credit risk, interest rate risk and liquidity risk than a money market fund (see the "Main Risks" section). Some of the fund's portfolio securities may not qualify as an eligible investment for a money market fund.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.



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                                   Deutsche Limited Maturity Quality Income Fund


                                             SUMMARY PROSPECTUS December 1, 2016

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


MARKET RISK. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


The fund may have significant exposure to obligations of banks and other financial institutions and market price movements, regulatory or technological changes, or economic conditions affecting such issuers could significantly impact the fund's performance.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


ACTIVE TRADING RISK. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


Since the fund commenced operations on October 5, 2015, performance information is not available for a full calendar year.



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                                   Deutsche Limited Maturity Quality Income Fund


                                             SUMMARY PROSPECTUS December 1, 2016

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GEOFFREY GIBBS, DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2015.


LEE C. RODON, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.


GLENN KOENIG, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2015.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000,000, and there is no minimum additional investment. Accounts opened through a financial advisor may have different minimum investment amounts.


The fund reserves the right to modify the investment minimum.


TO PLACE ORDERS

Your account cannot become activated until we receive a completed account application. To purchase or sell shares of the fund by wire, please contact your sales representative or call (800) 730-1313 to be put into contact with a sales representative who can assist you.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


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                                   Deutsche Limited Maturity Quality Income Fund
                             SUMMARY PROSPECTUS December 1, 2016 DLMQIF-INST-SUM